SCHEDULE OF CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Segment Reporting [Abstract]
Total assets	$ 25,000	$ 178,292,737
General and administrative expenses	5,112	379,159
Net earnings on marketable securities held in Trust Account		4,606,744
Net income (loss)	$ (5,112)	$ 4,244,525